Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2026
Going Concern [Line Items]
Loss incurred	$ (89,571,559)	$ (63,592,548)	$ (15,665,634)
Retained earnings	(291,972,940)	(202,503,268)
Working capital	$ 43,284,553	$ 20,259,303
Forecast [Member]
Going Concern [Line Items]
Providing committed funding				$ 20,000,000